Consolidated Condensed Statements of Shareholders’ and Members’ Equity (Deficit) (Unaudited) (Parentheticals)	3 Months Ended
Sep. 30, 2023 USD ($)
Statement of Stockholders' Equity [Abstract]
Net of underwriting discounts and offering costs	$ 1,266,740